Derivatives - Summary of Location and Fair Value of Financial Position and Location and Amount of Gains and Losses Recorded Related to Derivative Instruments (Details) - Derivatives Not Designated as Hedging Instruments [Member] - Interest Rate Swaps [Member] - USD ($)
$ in Thousands
	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Interest Expense [Member]
Derivative [Line Items]
Gain/(Loss)	$ (108)	$ 744	$ (4,412)	$ 845	$ (4,383)
Other Liabilities [Member]
Derivative [Line Items]
Fair Value	$ 1,646			$ 1,646	$ 3,615